Exhibit 99.5

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

				Note Payment Detail
					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159LCN4	0.63675%	500,000,000.00	500,000,000.00	0.00	247,625.00	247,625.00	500,000,000.00
B	36159LCP9	0.93675%	10,526,316.00	10,526,316.00	0.00	7,669.30	7,669.30	10,526,316.00
C	36159LCQ7	1.38675%	15,789,474.00	15,789,474.00	0.00	17,030.26	17,030.26	15,789,474.00
TOTALS			526,315,790.00	526,315,790.00	0.00	272,324.56	272,324.56	526,315,790.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	8,427,897,762.91
New Volume	3,112,131,763.89
Principal Collections	3,124,311,357.63
Default Amount	334,393.68
Ending Combined Outstanding Principal Balance	8,415,383,775.49

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	8,415,383,775.49
Adjustment for charged-off Receivables	11,361,937.27
Aggregate Principal Receivables	8,404,021,838.22

Overconcentrations
Product Line Overconcentrations	0.00
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	3,124,311,357.63	0.00	3,124,311,357.63
Non Principal Collections	50,751,656.99	0.00	50,751,656.99
Total Collections	3,175,063,014.62	0.00	3,175,063,014.62
Defaults
Default Amount	334,393.68	0.00	334,393.68

Asset Performance
Annualized Yield			7.23%
Monthly Payment Rate			37.07%
Default Rate			0.05%

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount		6.61%
Allocation Percentage for Principal Collections		6.61%
Non Principal Collections Allocated to Series		3,352,595.41
Principal Collections Allocated to Series		206,388,373.27
Default Amount Allocated to Series		22,089.66

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series		3,352,595.41
Investment Earnings in Series Accounts		977.63
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series		0.00
Available Non Principal Collections Allocated to Series		3,353,573.04

(i)	(A) Amount to Indenture Trustee	1,550.00
	(B) Amount to Trustee	0.00
	(C) Amount to Administrator	40.05
	(D) Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee	921,052.63
	Unpaid Servicer Advances and interest thereon	0.00

(iii)	Class A Monthly Interest	247,625.00
(iv)	Class B Monthly Interest	7,669.30
(v)	Class C Monthly Interest	17,030.26

(vi)	Investor Default Amount (treated as Available Principal Collections)	22,089.66
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
(viii)	Amount Required to be Deposited to the Reserve Account	0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian	0.00
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00

(x)	Amounts otherwise required to be Deposited to Principal Account	0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount	2,136,516.14

(xii)	(If Early Amortization Period has occurred)	0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Excess Non Principal Collections for Series 2008-A	2,952,437.84
Excess Non Principal Collections for Series 2010-B	1,933,772.85
Excess Non Principal Collections for Series 2012-2	2,893,672.92
Excess Non Principal Collections for Series 2012-4	2,493,452.20
Excess Non Principal Collections for Series 2013-1	2,026,941.56
Excess Non Principal Collections for Series 2013-A	1,192,463.76
Excess Non Principal Collections for Series 2013-B	1,002,653.05
Excess Non Principal Collections for Series 2013-VFN-1	1,427,079.76
Excess Non Principal Collections for Series 2013-VFN-2	1,255,832.18
Excess Non Principal Collections for Series 2014-1	2,794,021.23
Excess Non Principal Collections for Series 2014-2	2,050,822.43
Excess Non Principal Collections for Series 2015-1	1,910,677.93
Excess Non Principal Collections for Series 2015-2	1,163,208.73
Total Excess Non Principal Collections	25,097,036.44

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Non Principal Shortfalls for Series 2013-1	0.00
Non Principal Shortfalls for Series 2013-A	0.00
Non Principal Shortfalls for Series 2013-B	0.00
Non Principal Shortfalls for Series 2013-VFN-1	0.00
Non Principal Shortfalls for Series 2013-VFN-2	0.00
Non Principal Shortfalls for Series 2014-1	0.00
Non Principal Shortfalls for Series 2014-2	0.00
Non Principal Shortfalls for Series 2015-1	0.00
Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	0.00

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	25,097,036.44

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	206,388,373.27
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	22,089.66
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Available Principal Collections Treated as Shared Principal Collections	206,410,462.93

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,577,161,301.93
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	2,577,161,301.93

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	526,315,790.00
Required Reserve Account Amount	13,157,894.75

Reserve Account Investment Earnings	953.42
Beginning Reserve Account Amount	13,157,894.75
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	13,157,894.75

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	26,315,789.00

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		359,568.27
Disbursements		359,568.27
Ending Balance		0.00
Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		8,404,021,838.22
Note Principal Balance	6,571,349,956.00
Principal Overcollateralization Amount	328,594,453.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		6,899,944,409.00
Free Equity Amount		1,504,077,429.22

Minimum Free Equity Percentage		0.00%
Total Overconcentration		0.00
Minimum Free Equity Amount		0.00

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		1,504,077,429.22
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		1,504,077,429.22

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Summary of Allocation of Collections
Total Principal Collections	3,124,311,357.63
Principal Collections Allocated to Series 2008-A	309,591,011.97
Principal Collections Allocated to Series 2010-B	206,388,377.38
Principal Collections Allocated to Series 2012-2	309,582,795.75
Principal Collections Allocated to Series 2012-4	247,666,460.68
Principal Collections Allocated to Series 2013-1	206,388,903.96
Principal Collections Allocated to Series 2013-A	123,833,023.81
Principal Collections Allocated to Series 2013-B	103,194,186.82
Principal Collections Allocated to Series 2013-VFN-1	141,493,059.87
Principal Collections Allocated to Series 2013-VFN-2	123,833,023.44
Principal Collections Allocated to Series 2014-1	278,624,303.67
Principal Collections Allocated to Series 2014-2	206,388,373.27
Principal Collections Allocated to Series 2015-1	196,068,954.59
Principal Collections Allocated to Series 2015-2	123,833,023.81
Principal Collections Not Allocated to Any Series and Released to Issuer	547,425,858.61

Total Non Principal Collections	50,751,656.99
Non Principal Collections Allocated to Series 2008-A	5,029,030.42
Non Principal Collections Allocated to Series 2010-B	3,352,595.48
Non Principal Collections Allocated to Series 2012-2	5,028,896.95
Non Principal Collections Allocated to Series 2012-4	4,023,121.20
Non Principal Collections Allocated to Series 2013-1	3,352,604.03
Non Principal Collections Allocated to Series 2013-A	2,011,557.25
Non Principal Collections Allocated to Series 2013-B	1,676,297.71
Non Principal Collections Allocated to Series 2013-VFN-1	2,298,428.81
Non Principal Collections Allocated to Series 2013-VFN-2	2,011,557.24
Non Principal Collections Allocated to Series 2014-1	4,526,003.80
Non Principal Collections Allocated to Series 2014-2	3,352,595.41
Non Principal Collections Allocated to Series 2015-1	3,184,965.64
Non Principal Collections Allocated to Series 2015-2	2,011,557.25
Non Principal Collections Not Allocated to Any Series and Released to Issuer	8,892,445.80

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool asset representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an Early Amortization Event occurred?		No

(6) Has the Monthly Payment Rate trigger been met?		No

Current Monthly Payment Rate	37.07%
Prior Monthly Payment Rate	33.01%
Second Prior Monthly Payment Rate	33.32%
3 Month Average Monthly Payment Rate	34.47%

(7) Has the Default Rate trigger been met?		No

Current Month's Default Rate	0.05%
Prior Month's Default Rate	0.04%
Second Prior Month's Default Rate	0.03%
3 Month Average Default Rate	0.04%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	13,157,894.75
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	526,315,790.00
Reserve Account trigger	11,842,105.28

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?		No

Current Month	1.95%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		Yes
Number of accounts added / (removed) : 1,246
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition/removal: 200,748,823.10

GE Dealer Floorplan Master Note Trust

2014-2

Payment Date:	7/20/2015
Collection Period Ended:	6/30/2015
Closing Date:	10/21/2014
Next Payment Date:	8/20/2015
Expected Principal Payment Date:	10/20/2017
Final Maturity Date:	10/21/2019

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
30-59	9.2	0.11%
60-89	2.6	0.03%
90-119	1.4	0.02%
120-149	0.4	0.00%
150-179	0.3	0.00%
180+	1.4	0.02%
*Total	15.3	0.18%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of _____________ , _________ .

GENERAL ELECTRIC CAPITAL CORPORATION,

as Master Servicer

BY:

NAME:

TITLE:

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